Equity - Treasury Share Retirement (Details) - USD ($)		12 Months Ended
	Mar. 30, 2020	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2019
Class of Stock [Line Items]
Treasury stock retired (in shares)	4,000,000.0
Treasury stock, value		$ 0	$ 0	$ 77,275,000
Treasury stock retired		(195,000)
Retained Earnings/(Accumulated Deficit)
Class of Stock [Line Items]
Treasury stock retired		77,044,000
Common Stock [Member]
Class of Stock [Line Items]
Treasury stock retired		100,000
Preferred Stock
Class of Stock [Line Items]
Treasury stock retired		$ 200,000